PENSION AND OTHER POSTRETIREMENT BENEFITS - Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Postretirement Benefits
Assumed health care cost trend rate
Health care cost trend rate assumed for next year	6.50%	6.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2031	2031
Without Impact of Medicare Subsidy
Assumed health care cost trend rate
2026	$ 11
2027	11
2028	10
2029	10
2030	9
2031-2035	39
Net of Medicare Subsidy
Assumed health care cost trend rate
2026	11
2027	10
2028	10
2029	9
2030	9
2031-2035	$ 37